Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Royalties	Fees	Total Payments
Total	$ 82,620	$ 2,046	$ 84,666
U.S. Federal Government [Member]
Total	$ 82,620	$ 2,046	$ 84,666